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SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Salem Street Trust

(Name of Registrant)

File No. 002-41839

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Salem Street Trust
82 Devonshire Street, Boston, MA 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Fidelity Salem Street Trust
3. Investment Company Act File Number:     811-02105
     Securities Act File Number:           002-41839
4(a). Last day of fiscal year for which this Form is filed: November 30, 2015 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal year). (See Instruction A.2)     [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this
 Form.      [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):          $1,607,514,120
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:          ($1,292,400,520)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:           $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:            ($1,292,400,520)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:           $315,113,600
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:           $0
(vii). Multiplier for determining
  registration fee            x 0.0001007
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter 0 if no fee is due):  $31,731.94

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): 0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:= $31,731.94
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
February 18, 2016
[]      Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*     Stephanie J. Dorsey
     President and Treasurer
Date     February 19, 2016

* Please print the name and title of the signing officer below the signature.

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